Note A - Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 221935537 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

NOTE A - DESCRIPTION OF THE PLAN

The following description of J & J Snack Foods Corp. 401(k) Profit Sharing Plan (the Plan) provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.

1. General

The Plan is a defined contribution plan covering all employees of J & J Snack Foods Corp. (the Company) who have one month of service and are age 21 or older. It is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

2. Contributions

Each year, participants may make a pretax contribution deferring no less than 2% or more than 25% of total compensation, as defined by the Plan, subject to Internal Revenue Code (“IRC”) limitation. For 2025, a participant’s tax-deferred contribution was limited to $23,500. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. In addition, in 2024, the Plan was updated to allow for a post-tax Roth 401(k) deferral option as well.

Participants who have attained the age of 50 before the end of the Plan year were eligible to make an additional $7,500 catch-up contribution. In addition, effective February 24, 2025, participants between the age of 60-63 are allowed to contribute a higher contribution amount to the catch-up contributions as outlined by Secure Act 2.0. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers a variety of investment options for participants, one of which is common stock of the Plan sponsor, J&J Snack Foods Corp.

The Company may contribute:

●

A discretionary matching contribution equal to a percentage of the amount of the salary reduction elected for deferral by each participant (in 2025, 60% of an employee’s salary reduction up to 5% of salary). This percentage will be determined each year by the Company.

●

On behalf of each non-highly compensated participant, a special discretionary contribution equal to a percentage of the participant’s compensation. This percentage will be determined each year by the Company. There was no such contribution in 2025.

●	A discretionary amount in addition to the special contribution, which will be determined each year by the Company. There was no such contribution in 2025.

3. Participant Accounts

Each participant’s account is credited with the participant’s contribution and allocation of (a) the Company’s contribution and, (b) Plan earnings net of expenses, and (c) allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants have the ability to make daily transfers of all or a portion of employee and employer contributions to their account from one fund to another in multiples of 5% of the fund balance.

4. Vesting

Participants are 100% vested in their salary reduction plus actual earnings therein. Effective January 1, 2023, the Plan changed from a 6-year grading vesting schedule to a modified schedule based on years of service where 20% is vested each year for the first three years and then 40% after the fourth year.

5. Payment of Benefits

Upon termination of service, retirement, death or disability, the vested portion of a participant’s account may be distributed to the participant or beneficiary by transfer to another qualified plan or through a lump sum distribution, which will be subject to income taxes and may be subject to an additional tax due to early withdrawal.

In-service withdrawals of all or a portion of a participant’s vested account balance may be made by participants who have attained the age of 59 ½. As allowed under IRS rules, participants may withdraw funds from their vested accounts while employed to satisfy an immediate and heavy financial need, which is considered a hardship withdrawal. Any amount withdrawn will be subject to income taxes and may be subject to an additional tax due to early withdrawal. The Plan has an annual required minimum distribution starting at age 73 for non-employee participants and for active participants who own more than 5% of the Plan sponsor’s common stock.

6. Notes Receivable from Participants

The trustee may make loans from the Plan to participants in accordance with the Plan document. All loans bear interest rates that are commensurate with local prevailing rates at date of issuance as determined by the Plan administrator. The interest rates range from 4.25% to 9.50% with the loans having a maturity date through October 2055. Participants may request loans for a minimum of $1,000 up to 50% of their vested balance with a maximum to $50,000. All loans are to be repaid within five years unless the loan is used to acquire a principal residence, in which case the term may be longer. Loans are secured by the portion of the vested balance in the participant’s account that is equal to the amount that is loaned to the participant. Principal and interest is paid ratably through monthly payroll deductions.

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are deemed to be a distribution based upon the terms of the Plan document. Participants may have up to a maximum of two loans outstanding at any one time.

7. Forfeited Accounts

Forfeitures as of December 31, 2025, and 2024 were $301,546 and $363,542, respectively. A total of $286,850 in forfeitures were used in the year ended December 31, 2025 to offset employer match contributions. Forfeitures are periodically used to pay plan expenses or offset employer contributions.

8. Plan Administration

The plan incurred administrative expenses of $251,330, for the year ended December 31, 2025. The Plan sponsor has the option but not the obligation to pay any of the Plan's administrative expenses. In addition, certain administrative functions are performed by officers and employees of the Plan sponsor for which they receive no compensation from the Plan nor is the Plan charged for these services. Additionally, the Plan sponsor incurs and pays additional expenses which are not charged to the plan.